INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS
Schedule of investments in equity securities

		Gross
(In thousands)		unrealized	Aggregate fair
As of December 31, 2024	Cost	losses	value
BioInvent International AB - ordinary shares	$2,723	$(166)	$2,557
BioInvent International AB - warrants	656	(590)	66
Total	3,379	(756)	$2,623

		Gross
(In thousands)		unrealized	Aggregate fair
As of December 31, 2023	Cost	losses	value
BioInvent International AB - ordinary shares	$4,337	$(2,662)	$1,675

Schedule of components of long-term investments

			Gross	Foreign
		Gross	unrealized	currency
As of December 31, 2024		unrealized	losses (including	translation	Carrying
(In thousands)	Cost	gains	impairment)	adjustment	amount
Investments in equity securities using measurement alternative
Alesta Therapeutics B.V. - series A preferred shares	331	—	—	—	331
Alesta Therapeutics B.V. - ordinary shares	2,250	—	(865)	—	1,385
Total	$2,581	$—	$(865)	$—	$1,716

			Gross	Foreign
		Gross	unrealized	currency
As of December 31, 2023		unrealized	losses (including	translation	Carrying
(In thousands)	Cost	gains	impairment)	adjustment	amount
Investments measured at fair value
Available-for-sale debt securities:
Alesta Therapeutics B.V. - convertible loan	$261	$35	$—	$—	$296
Securities measured at fair value:
BioInvent International AB - warrants	656	—	(651)	—	5
Investments in equity securities using measurement alternative
Alesta Therapeutics B.V. - ordinary shares	2,250	—	(865)	—	1,385
Total	$3,167	$35	$(1,516)	$—	$1,686